Mortgage servicing rights - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights sold	$ 0	$ 29,160,000	$ 39,428,000
Mortgage loans serviced	0	2,034,374,000	$ 3,181,483,000
Mortgage escrow deposit	$ 147,957,000	$ 92,610,000